UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Small Cap Value Fund
(formerly DWS Dreman Small Cap Value Fund)
	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 10.4%
Auto Components 2.4%
American Axle & Manufacturing Holdings, Inc.* (a)	1,955,636	24,738,795
Cooper Tire & Rubber Co. (a)	859,442	21,726,694

		46,465,489
Diversified Consumer Services 0.7%
Hillenbrand, Inc.	333,602	8,236,633
Matthews International Corp. "A" (a)	168,610	5,564,130

		13,800,763
Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc. (a)	585,445	19,542,154
CEC Entertainment, Inc. (a)	171,668	5,192,957

		24,735,111
Household Durables 0.8%
Helen of Troy Ltd.* (a)	395,429	14,662,507
Media 1.4%
John Wiley & Sons, Inc. "A"	234,811	8,589,387
Meredith Corp. (a)	452,658	19,020,689

		27,610,076
Specialty Retail 1.4%
Aaron's, Inc.	131,370	3,585,087
America's Car-Mart, Inc.*	41,455	1,979,891
Ascena Retail Group, Inc.* (a)	511,938	8,595,439
The Men's Wearhouse, Inc.	441,615	12,418,214

		26,578,631
Textiles, Apparel & Luxury Goods 2.4%
Hanesbrands, Inc.* (a)	676,230	26,805,757
The Jones Group, Inc. (a)	1,590,693	18,356,598

		45,162,355
Energy 4.8%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc.* (a)	450,223	23,028,906
Superior Energy Services, Inc.*	803,459	21,251,491

		44,280,397
Oil, Gas & Consumable Fuels 2.5%
Berry Petroleum Co. "A" (a)	341,818	15,645,010
Energen Corp. (a)	397,960	18,401,670
Ship Finance International Ltd. (a)	233,110	3,941,890
W&T Offshore, Inc. (a)	602,964	8,960,045

		46,948,615
Financials 34.6%
Capital Markets 2.1%
Federated Investors, Inc. "B" (a)	458,166	10,638,615
Prospect Capital Corp. (a)	343,710	3,832,366
Waddell & Reed Financial, Inc. "A" (a)	611,354	25,077,741

		39,548,722
Commercial Banks 15.7%
Associated Banc-Corp. (a)	1,915,405	27,562,678
BancorpSouth, Inc. (a)	1,236,517	18,918,710
Bank of Hawaii Corp. (a)	441,635	21,370,718
Chemical Financial Corp. (a)	243,768	5,969,878
City National Corp. (a)	169,890	9,651,451
East West Bancorp., Inc.	719,580	17,701,668
First Horizon National Corp. (a)	1,975,870	21,003,498
First Midwest Bancorp., Inc. (a)	561,720	7,021,500
First Niagara Financial Group, Inc.	2,059,478	16,846,530
FirstMerit Corp. (a)	1,290,735	19,515,913
Fulton Financial Corp. (a)	2,312,675	26,248,861
Glacier Bancorp., Inc. (a)	314,277	5,480,991
Hancock Holding Co. (a)	660,990	19,961,898
Independent Bank Corp. (a)	144,460	4,577,938
International Bancshares Corp. (a)	263,197	5,329,739
Lakeland Financial Corp. (a)	157,390	3,890,681
NBT Bancorp., Inc. (a)	220,526	4,511,962
Prosperity Bancshares, Inc. (a)	329,576	15,206,637
TCF Financial Corp. (a)	1,065,722	14,643,020
Umpqua Holdings Corp. (a)	243,300	3,053,415
Webster Financial Corp.	483,904	10,655,566
WesBanco, Inc. (a)	139,905	3,272,378
Wintrust Financial Corp. (a)	493,696	18,019,904

		300,415,534
Consumer Finance 0.5%
DFC Global Corp.* (a)	304,240	5,683,203
Nelnet, Inc. "A"	118,597	3,935,049

		9,618,252
Diversified Financial Services 0.7%
Interactive Brokers Group, Inc. "A"	621,221	9,138,161
KKR Financial Holdings LLC (a)	352,410	3,908,227

		13,046,388
Insurance 7.7%
Allied World Assurance Co. Holdings AG	230,676	20,255,660
Aspen Insurance Holdings Ltd. (a)	572,690	20,536,663
Endurance Specialty Holdings Ltd. (a)	387,038	17,045,153
Hanover Insurance Group, Inc. (a)	514,970	21,978,920
Montpelier Re Holdings Ltd. (a)	569,110	14,068,399
Platinum Underwriters Holdings Ltd.	404,209	21,374,572
Protective Life Corp. (a)	756,163	24,136,723
Symetra Financial Corp. (a)	647,165	8,523,163

		147,919,253
Real Estate Investment Trusts 6.5%
Ashford Hospitality Trust (REIT)	335,710	3,951,307
Associated Estates Realty Corp. (REIT)	234,660	4,101,857
Brandywine Realty Trust (REIT) (a)	1,802,700	24,787,125
CapLease, Inc. (REIT)	667,400	3,991,052
CBL & Associates Properties, Inc. (REIT) (a)	951,665	21,640,862
Hospitality Properties Trust (REIT) (a)	853,711	22,794,083
OMEGA Healthcare Investors, Inc. (REIT) (a)	989,485	27,695,685
Pennsylvania Real Estate Investment Trust (REIT) (a)	886,675	16,004,484

		124,966,455
Thrifts & Mortgage Finance 1.4%
Washington Federal, Inc. (a)	1,492,910	26,200,570
Health Care 6.4%
Health Care Equipment & Supplies 1.8%
Hill-Rom Holdings, Inc.	502,361	16,467,394
Integra LifeSciences Holdings Corp.*	250,022	10,185,896
Orthofix International NV*	206,390	7,690,091

		34,343,381
Health Care Providers & Services 3.3%
Almost Family, Inc.	94,963	1,955,288
Gentiva Health Services, Inc.*	328,378	3,454,537
Kindred Healthcare, Inc.*	554,479	6,248,978
LifePoint Hospitals, Inc.*	503,425	22,196,008
Owens & Minor, Inc. (a)	667,979	20,339,961
PharMerica Corp.*	263,350	3,773,805
Select Medical Holdings Corp.	698,140	6,450,814

		64,419,391
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.*	601,020	24,485,555
Industrials 19.8%
Aerospace & Defense 3.6%
Alliant Techsystems, Inc.	365,606	24,056,875
Curtiss-Wright Corp.	620,346	21,532,210
Esterline Technologies Corp.*	325,425	22,431,545

		68,020,630
Commercial Services & Supplies 1.8%
ABM Industries, Inc. (a)	496,440	11,269,188
McGrath RentCorp. (a)	109,374	3,225,439
The Brink's Co. (a)	762,160	20,159,132

		34,653,759
Construction & Engineering 2.8%
EMCOR Group, Inc. (a)	273,015	10,530,189
Foster Wheeler AG*	815,689	19,625,477
Tutor Perini Corp.*	848,956	14,440,742
URS Corp.	234,455	9,908,068

		54,504,476
Electrical Equipment 2.8%
Brady Corp. "A"	337,675	11,497,834
EnerSys* (a)	521,514	21,319,492
General Cable Corp.* (a)	648,003	21,345,219

		54,162,545
Industrial Conglomerates 1.1%
Carlisle Companies, Inc. (a)	301,367	20,453,778
Machinery 5.2%
Barnes Group, Inc. (a)	427,450	11,374,444
Briggs & Stratton Corp. (a)	546,418	13,365,384
Crane Co.	479,201	25,771,430
Hyster-Yale Materials Handling, Inc.	53,786	2,755,457
ITT Corp. (a)	964,005	25,382,252
L.B. Foster Co. "A"	87,200	3,850,752
SPX Corp.	214,029	17,231,475

		99,731,194
Professional Services 0.2%
CBIZ, Inc.*	265,764	1,690,259
Navigant Consulting, Inc.*	150,200	1,912,046

		3,602,305
Road & Rail 1.2%
Ryder System, Inc.	415,115	23,329,463
Trading Companies & Distributors 1.1%
Aircastle Ltd.	1,511,515	20,360,107
Information Technology 11.5%
Communications Equipment 3.4%
Arris Group, Inc.* (a)	1,236,191	21,447,914
Brocade Communications Systems, Inc.*	3,697,499	20,742,969
Plantronics, Inc. (a)	525,080	21,192,229
TESSCO Technologies, Inc.	78,594	1,789,585

		65,172,697
Computers & Peripherals 1.0%
NCR Corp.*	696,999	19,223,232
Electronic Equipment, Instruments & Components 2.4%
Celestica, Inc.*	663,070	5,390,759
Ingram Micro, Inc. "A"*	1,123,079	21,181,270
Itron, Inc.* (a)	311,327	13,097,527
Sanmina Corp.*	332,467	3,404,462
TTM Technologies, Inc.*	449,709	3,687,614

		46,761,632
IT Services 2.0%
CSG Systems International, Inc.*	204,920	3,977,497
DST Systems, Inc.	295,035	20,038,777
Euronet Worldwide, Inc.*	249,086	6,012,936
Global Cash Access Holdings, Inc.*	564,870	4,010,577
ManTech International Corp. "A" (a)	157,023	3,895,741

		37,935,528
Semiconductors & Semiconductor Equipment 1.8%
Amkor Technology, Inc.* (a)	805,259	3,261,299
Kulicke & Soffa Industries, Inc.*	757,421	8,195,295
Microsemi Corp.* (a)	1,081,480	22,310,933

		33,767,527
Software 0.9%
EPIQ Systems, Inc.	159,740	1,987,166
Mentor Graphics Corp.*	815,135	14,436,041

		16,423,207
Materials 7.6%
Chemicals 3.7%
A. Schulman, Inc.	218,110	6,837,749
Cabot Corp. (a)	502,729	18,490,373
Huntsman Corp. (a)	1,001,515	17,256,103
Koppers Holdings, Inc. (a)	134,874	5,594,574
Olin Corp. (a)	927,120	21,472,099
Zep, Inc.	80,864	1,209,725

		70,860,623
Metals & Mining 3.9%
AMCOL International Corp. (a)	247,200	7,228,128
Coeur d'Alene Mines Corp.* (a)	764,613	14,535,293
Pan American Silver Corp. (a)	939,704	15,495,719
Steel Dynamics, Inc.	1,250,953	19,102,052
Worthington Industries, Inc. (a)	667,752	18,924,092

		75,285,284
Utilities 3.2%
Electric Utilities 2.3%
IDACORP, Inc. (a)	460,816	21,515,499
Portland General Electric Co. (a)	746,829	22,173,353

		43,688,852
Multi-Utilities 0.9%
TECO Energy, Inc. (a)	990,400	17,084,400

Total Common Stocks (Cost $1,442,481,325)		1,880,228,684
Exchange-Traded Fund 1.9%
iShares Russell 2000 Index Fund (a) (Cost $33,623,673)	407,959	36,903,971
Securities Lending Collateral 40.7%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $777,472,387)	777,472,387	777,472,387
Cash Equivalents 0.4%
Central Cash Management Fund, 0.12% (b) (Cost $7,298,074)	7,298,074	7,298,074

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,260,875,459) †	141.3	2,701,903,116
Other Assets and Liabilities, Net (a)	(41.3)	(789,796,636)

Net Assets	100.0	1,912,106,480

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,265,211,049.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $436,692,067.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $470,096,337 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,404,270.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of securities loaned at February 28, 2013 amounted to $758,008,067 which is 39.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,880,228,684	$—	$—	$1,880,228,684
Exchange-Traded Fund	36,903,971	—	—	36,903,971
Short-Term Investments(d)	784,770,461	—	—	784,770,461
Total	$2,701,903,116	$—	$—	$2,701,903,116

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Value Fund (formerly DWS Dreman Small Cap Value Fund), a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013